Business Combinations And Dispositions - (Schedule Of Discontinued Operations) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Combinations [Abstract]
Revenue	$ 14,803
Loss before income taxes from discontinued operations	(19,167)
Income tax benefit	8,744
Loss from discontinued operations, net of income taxes	$ (10,423)